INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of reconciliation of intangible assets

			Brand
			name
	Software	License	(Note)	Total
	USD’000	USD’000	USD’000	USD’000
COST
At January 1, 2024	169	486	1,600	2,255
Additions	7	—	—	7
Disposals	(10)	—	—	(10)
Exchange adjustments	1	(2)	—	(1)
At December 31, 2024	167	484	1,600	2,251
Additions	126	9	—	135
Disposals	(68)	(59)	—	(127)
Exchange adjustments	22	1	—	23
At December 31, 2025	247	435	1,600	2,282
ACCUMULATED DEPRECIATION
At January 1, 2024	87	166	—	253
Charge for the year	58	65	—	123
Exchange adjustments	—	(3)	—	(3)
At December 31, 2024	145	228	—	373
Charge for the year	79	28	—	107
Disposals	(68)	(59)	—	(127)
Exchange adjustments	18	—	—	18
At December 31, 2025	174	197	—	371
ACCUMULATED IMPAIRMENT
At January 1, 2024, December 31, 2024 and December 31, 2025	—	—	1,600	1,600
CARRYING AMOUNT
At December 31, 2024	22	256	—	278
At December 31, 2025	73	238	—	311
Note:

The brand name was founded in New York in 2016 and played a crucial role in the retention of customer and overall operation of HN&T. Being a Michelin awarded brand, HN&T had garnered wide range of positive reviews from the local media which the management of the Group expected the brand to bring in economic benefits and attract more local customers to generate net cash flows for the Group.